Going Concern	12 Months Ended
Dec. 31, 2024
Going Concern [Abstract]
Going Concern
2.	Going Concern

The Group has incurred recurring operating losses since its inception, including net losses of RMB166.5 million, RMB83.0 million and RMB188.0 million for the years ended December 31, 2022, 2023 and 2024, respectively. Net cash used in operating activities were RMB109.7 million, RMB74.9 million and RMB34.7 million for the years ended December 31, 2022, 2023 and 2024, respectively. Accumulated deficit was RMB1,421.1 million as of December 31, 2024. As of December 31, 2024, the Company had cash and cash equivalents of RMB6.3 million and working capital deficit of RMB 65.0 million.

Historically, the Group has relied principally on both operational sources of cash and non-operational sources of equity and debt financing to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan which includes increasing the utilization rate of existed staffs and potential financing from public market or private placement.

If the Group fails to achieve the goals, the Group may need additional financing to execute its business plan. If additional financing is required, the Group cannot predict whether this additional financing will be in the form of equity, debt, or another form, and the Group may not be able to obtain the necessary additional capital on a timely basis, on acceptable terms, or at all. In the event that financing sources are not available, or that the Group is unsuccessful in increasing its gross profit margin and reducing operating losses, the Group may be unable to implement its current plans for expansion, repay debt obligations or respond to competitive pressures, any of which would have a material adverse effect on the Group’s business, financial condition and results of operations and would materially adversely affect its ability to continue as a going concern.

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of such uncertainties.